Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest	$ 88.9	$ 94.6
Unrealized loss on interest derivative contracts	1.7	14.5
Interest expense	$ 90.6	$ 109.1